Intangible assets, net - Schedule of Finite Lived Intangible Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 25,756
2025	20,440
2026	12,644
2027	5,675
2028 and thereafter	12,024
Total	$ 76,539